Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2022 USD ($)
2022	$ 217,904
2023	323,929
2024	292,964
2025	470,744
2026	557,921
2027 and thereafter	902,717
Total	$ 2,766,179